Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings per share.

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings per share.

		2021		2020		2019
	Basic	Diluted	Basic	Diluted	Basic	Diluted

Profit (loss) for the year attributed to Company's shareholders	13,984,946	13,984,946	(6,691,720)	(6,691,720)	(2,540,995)	(2,540,995)

Distribution of priority dividends attributable to:
Preferred shares class "A"	208,574	208,574
Preferred shares class "B"	290	290
	208,864	208,864

Distribution of 6% of unit price of common shares	273,729	273,729

Distribution of excess profits, by class:
Common shares	7,664,208	7,664,208
Preferred shares class "A"	5,838,145	5,838,145
	13,502,353	13,502,353

Reconciliation of income available for distribution, by class (numerator):
Common shares	7,937,937	7,937,937	(3,797,070)	(3,797,071)	(1,441,839)	(1,441,839)
Preferred shares class "A"	6,046,719	6,046,719	(2,890,445)	(2,890,444)	(1,097,559)	(1,097,559)
Preferred shares class "B"	290	290	(4,205)	(4,205)	(1,597)	(1,597)
	13,984,946	13,984,946	(6,691,720)	(6,691,720)	(2,540,995)	(2,540,995)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	344,054,700	345,049,701	343,823,811	345,049,672	343,820,162	345,049,672
Preferred shares class "B"	500,171	500,171	500,230	500,230	500,230	500,230
	796,223,523	797,218,524	795,992,693	797,218,554	795,989,044	797,218,554

Earnings (loss) per share (in R$)
Common shares	17.5747	17.5747	(8.4068)	(8.4068)	(3.1922)	(3.1922)
Preferred shares class "A"	17.5749	17.5242	(8.4068)	(8.3769)	(3.1922)	(3.1809)
Preferred shares class "B"	0.5798	0.5798	(8.4068)	(8.4068)	(3.1922)	(3.1922)

Weighing of shares

				2021
				Basic
			Preferred shares
		Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,824,794	343,824,794	500,230	500,230

Incentive long term plan payments with treasury shares	322,712	229,877
Preferred shares Classe "B" converted into preferred shares Classe "A"	10,720	29	(21,440)	(59)

Amount at the end of the year	344,158,226	344,054,700	478,790	500,171

		2020
		Basic
	Preferred shares
		Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of year	343,823,073	343,823,073

Incentive long term plan payments with treasury shares	1,721	738

Amount at the end of the year	343,824,794	343,823,811

		2019
		Basic
	Preferred shares
		Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of year	343,814,914	343,814,914

Incentive long term plan payments with treasury shares	8,159	5,248

Amount at the end of the year	343,823,073	343,820,162